Share-Based Compensation (Details)	3 Months Ended
Mar. 31, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Offering period	6 months
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee subscription rate (as a percent)	10.00%
Maximum subscription (in shares)	2,500
Employer match (as a percent)	20.00%